SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of operations
Nature of operations

Orckit Communications Ltd. ("Orckit") is an Israeli corporation. Orckit and its wholly-owned subsidiaries, mainly Orckit-Corrigent ("Corrigent") (together - "the Company") are engaged in the design, development, manufacture and marketing of advanced telecom equipment to telecommunication service providers in metropolitan areas. The Company's products are transport telecommunication equipment targeting high capacity packetized metropolitan networks.

The Company has suffered recurring losses as well as negative cash flows from operating activities during recent years and has a capital deficiency. During 2012, the Company reached an arrangement with its Series A and Series B note holders for the deferral of the Series A notes March 2012 right for early repayment of the notes (see also note 4). Furthermore, in order to improve its cash position and reduce its expenses, the Company implemented in 2012, cost reduction plans in which it dismissed a large portion of its headcount. These plans limit the Company's ability to focus on marketing efforts towards its larger customers.

Management believes that in order to repay its debentures it will need to raise further capital, through the sale of additional equity securities, raising senior debt, commercializing a portion or all of its intellectual property, or otherwise. The Company may be unable to raise sufficient additional capital when needed or raise capital on favorable terms. If the Company is unable to obtain adequate funds on reasonable terms, it may be required to restructure its debt, curtail operations significantly, dispose of part or all of its assets, or obtain funds by entering into financing agreements on unattractive terms that will have a material adverse impact on meeting the obligations of the Company as they come due.

The Company continuously evaluates various financing alternatives through fund raising in public, private equity and senior debt markets. Given the low level of conversions of the notes to ordinary shares pursuant to the Arrangement (see note 4), there can be no assurance that the Company will be able to raise such additional capital.

These facts raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

For segment information and revenues from principal customers see note 10g.

The Company currently procures a number of major components of its products from single source suppliers.

On March 12, 2013, the Company entered into a strategic investment agreement ("Investment Agreement") with Networks3, Inc., a non-practicing entity controlled by Hudson Bay Capital Management. Pursuant to the agreement, Networks3 will pay the Company $8 million upon closing, of which $5 million is for the purchase of the Company's patent portfolio, $2.5 million is for the purchase of 4,747,409 newly issued ordinary shares of Orckit at the price of $0.52 per share (constituting approximately 12.5% of Orckit's outstanding share capital after giving effect to the issuance thereof), and $0.5 million is for the purchase of an unsecured subordinated note in the principal amount of $0.5 million. The note will bear interest at the applicable federal rate (approximately 1% per year), will mature on the third anniversary of the closing and will be guaranteed by Corrigent. Of such proceeds, $5 million is designated to repay Orckit's Senior A notes and Senior B notes, and $3 million is required to be used to finance the Company's ongoing activities. As part of the agreement, the Company has retained the right to use the patents.
In addition, Orckit will be issued common stock of Networks3 constituting 10% of its outstanding capital stock (after giving effect to the issuance thereof) and will have the right to receive a percentage of the profits of Networks3, if any, generated in the future by payments from third parties for past and future use of patents in the patent portfolio. Orckit's participation percentage will start at 25% of aggregate profits in excess of $7.5 million and will decrease in steps down to 5% of profits in excess of $250 million.
The closing of the Investment Agreement is conditioned upon various conditions, including the approval of the Israeli Office of the Chief Scientist of the sale of the patent portfolio on terms acceptable to Networks3 in its sole discretion, the retirement of Orckit's Senior A notes and Senior B notes, and Orckit having at least $1,000,000 in cash on the closing date and no debt (other than certain existing debt). The retirement of the notes will require a court approved arrangement with the note holders under Section 350 of the Israeli Companies Law.
On March 12, 2013, Orckit also entered into a note purchase agreement with two funds managed by Hudson Bay Capital to issue and sell to them senior secured notes in the aggregate principal amount of $5 million. The transaction was consummated on March 18, 2013. The notes bear interest at the rate of 1.5% per year during the first four months and 15% per year thereafter. The notes will mature on the earlier of May 31, 2014 and the closing of the transactions contemplated by the aforementioned Investment Agreement. Orckit has the right to redeem the notes at any time, in whole or in part. If an event of default occurs and the notes are redeemed after July 1, 2013, by either by the holders thereof or by Orckit, or if a bankruptcy event or a change of control of Orckit occurs at any time, Orckit would be required to pay an additional 20% of the outstanding principal amount plus all the interest that would have accrued under the notes until the scheduled maturity date. The notes are secured by a first priority lien on the patent portfolio of the Company and are guaranteed by Corrigent.

Functional currency
Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar ("dollar" or "$"), since most purchases of materials and components are made in dollars and most of its assets are denominated in dollars.

Transactions and balances originally denominated in dollars are presented in their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statements of operations, the exchange rates at transaction dates are used. Depreciation and amortization and changes in inventories derived from non-monetary items are based on historical exchange rates. The resulting currency transaction gains or losses are carried to financial income or expenses, as appropriate.

Accounting principles
Accounting principles
The consolidated financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") in the United States.
Use of estimates in the preparation of financial statements
Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition, provision for servicing products under warranty, inventories, fair value of financial instruments, estimation of the fair value of share-based compensation and other-than-temporary impairment of marketable and other securities.

5)
On March 29, 2012, a NASDAQ Listing Qualifications Panel (the "Panel") determined to transfer the Company's listing to the NASDAQ Capital Market and granted the Company until June 27, 2012 to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing for that market. On June 20, 2012, the Company was notified by the NASDAQ Stock Market that trading in the Company's securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB. The Company continues to be subject to the U.S. securities laws and the regulations of the U.S. Securities and Exchange Commission. The Company's ordinary shares also continue to be listed on the Tel Aviv Stock Exchange. On December 7, 2012 the NASDAQ issued a notification of the removal of the Company from being listed.

Following the delisting from the NASDAQ Stock Market, the Israel Securities Authority demanded that the Company start to file reports pursuant to the Israeli securities regulations. Among these requirements, is the future preparation of the Company's financial statements in accordance with International Financial Reporting Standards, rather than U.S. GAAP.

On January 21, 2013, the Company received a notice from the Tel Aviv Stock Exchange ("TASE") that its shareholders' equity as of September 30, 2012, which was a deficit of $8.2 million, failed to meet the minimum requirement under the TASE Bylaws, which is NIS 2.0 million (approximately $500,000 as of such date). The Company has until June 30, 2013 to satisfy the TASE's minimum shareholders' equity requirement. In the event that the Company fails to do so, the TASE will consider transferring the Company's ordinary shares to the maintenance list. Trading on the maintenance list is more limited than on the main list of the TASE. The Company is studying this matter and evaluating ways to increase its shareholders' equity.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the financial statements of Orckit and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

Marketable and other securities
Marketable and other securities

During 2010 debt securities that the Company held to maturity, and based on its assessment that it had the ability to hold to maturity, were classified as "held to maturity" and were recorded at amortized cost. The premium or discount was amortized over the period to maturity and was included in financial income or expenses. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified at that date as held-to-maturity to available-for-sale because based on management's determination that it might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. For a debt security transferred into the available-for-sale category, the unrealized holding gain or loss at the date of the transfer is recognized in a separate component of comprehensive income (loss) in shareholders' equity.

As of December 31, 2011 all the Company's debt securities were classified as available-for-sale. These securities were reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value was determined using a valuation model. Unrealized losses that were considered to be other-than-temporary were charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, were included in the consolidated statement of comprehensive loss as financial income or expenses.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

As of December 31, 2012 the Company had no material marketable securities.

Inventories
Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows:

Raw materials and supplies - on moving average basis.
Finished products - on basis of production costs.

Cost of finished products that are manufactured completely by subcontractors are determined based on the specific cost of each product. The Company writes down product inventory based on forecasted demand and technological obsolescence.

Property and equipment
Property and equipment:

1)	These assets are stated at cost.
2)	The assets are depreciated by the straight-line method on the basis of their estimated useful life, as follows:
Years
Computers, software and equipment	3
Office furniture and equipment	10

Leasehold improvements are amortized by the straight-line method, over the term of the lease, or over the estimated useful life of the improvements - whichever is shorter.

Impairment of property and equipment
Impairment of property and equipment
Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

Deferred issuance costs
Deferred issuance costs

Issuance costs in the original amount of $917,000 in connection with the Series A convertible subordinated notes were deferred and amortized over the period from issuance date to March 2012. Upon early repurchase of such notes, applicable issuance costs were offset against the gain recorded, proportionately to the amounts of notes repurchased (see note 4).

Since the Series B convertible subordinated notes are carried on the balance sheet at their fair value, the issuance costs in connection with these notes were expensed upon issuance.

Treasury shares	Treasury shares Ordinary shares purchased by the Company are presented as a reduction of shareholders' equity, at their cost to the Company.
Revenue recognition
Revenue recognition

Revenues from sales of products are recognized when delivery occurs and title passes to the customer, provided that appropriate signed documentation of an arrangement exists, the fee is fixed or determinable and collectability is reasonably assured.

Certain of the Company's arrangements include hardware that functions together with software to provide the essential functionality of the product. Through December 31, 2010, software revenue recognition guidance also applies to non-software deliverables, such as computer hardware, if the software is essential to the functionality of the non-software deliverables, as is the case with the Company's deliverables. Accordingly, revenues from sales of software products were recognized when, in addition to the criteria mentioned above, vendor-specific objective evidence ("VSOE") of fair value for undelivered elements exists. VSOE is typically based on the price charged when an element is sold separately or, if an element is not sold separately, on the price established by authorized management, if it is probable that the price, once established, will not be changed when this element is commercially sold.

In October 2009, the FASB issued Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14"). ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Accordingly, such arrangements are no longer accounted for in accordance with the FASB's software revenue guidance. Instead, they are accounted for in accordance with the new guidance for multiple-deliverable arrangements.

The Company grants customers post-contract hardware and software support services ("PCS") in connection with its sales. VSOE of the fair value of PCS was established based on Company's practice with its customers. Therefore, revenues from the sale of products were recognized upon delivery (when the criteria mentioned above are met), and the fair value of PCS is deferred and recognized over the term of the PCS.

In October 2009, the FASB issued Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Under the new guidance, the Company separates its multiple-deliverable arrangements into more than one unit of accounting when both of the following criteria are met:

(1)	The delivered item(s) has value to the customer on a stand-alone basis; and
(2)
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within the Company's control.

If these criteria are met, consideration is allocated at inception of the arrangement to all deliverables on the basis of the relative selling price. The selling price of each deliverable is based upon the following selling price hierarchy: VSOE if available, third party evidence of selling price ("TPE") if VSOE is not available or best estimate of selling price if neither VSOE nor TPE is available. Under the new guidance, if VSOE or TPE is not determinable, the Company utilizes its best estimate of selling price in order to allocate consideration for those deliverables. Best estimate of selling price is developed by considering multiple factors including, but not limited to, sales, costs and margin objectives.

The adoption of the amended guidance in both ASU 2009-13 and ASU 2009-14 did not have a material effect on the Company's financial statements based on the Company's current operations.

The Company does not, in the normal course of business, provide a right of return to its customers.

Provision for warranty
Provision for warranty

The Company grants warranty servicing for products sold. The Company expenses such warranty costs at the time revenues from the related sales are recognized. (See also Note 1i, above.) The annual provision is calculated as a percentage of sales, based on historical experience.

Uncertainty in income taxes
Uncertainty in income taxes

The Company has implemented the accounting guidance for Uncertainty in Income Taxes. Accordingly, a two-step approach to recognizing and measuring uncertain tax positions is applied. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company's policy is to include interest related to unrecognized tax benefits within financial expenses and penalties within operating loss.

Research and development expenses
Research and development expenses

Research and development expenses, which consist mainly of labor costs, are charged to income as incurred. Government grants received for development of projects are recognized as a reduction of these expenses.
Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.

Cash equivalents
Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents. Restricted cash is presented separately.

Loss per share
Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during each year, net of treasury shares.

In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options granted under employee share compensation plans and warrants; and (ii) the conversion of convertible subordinated notes using the "if-converted" method, by adding to net income interest expense on the notes, income from devaluation to fair value of the Series B convertible subordinated notes, currency and price index gains and losses in connection with the notes, and by adding the weighted average number of shares issuable upon assumed conversion of the subordinated notes.

The Series A convertible subordinated notes, outstanding stock options and warrants, where applicable, have been excluded from the calculation of the diluted EPS for each of the three years ended December 31, 2012 due to their anti-dilutive effect. The Series B convertible subordinated notes were included in the calculation of the diluted EPS for the year ended December 31, 2011 and December 31, 2012. See also Note 10m.

Comprehensive loss
Comprehensive loss

The Company's comprehensive loss consists of its net loss and, in the years ended December 31, 2010, 2011 and 2012, and unrealized gains and losses derived from marketable securities classified as available for sale (See also Note 1c above).

Stock based compensation
Stock based compensation

Awards classified as equity awards are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award. Awards that vest upon performance conditions are recognized using the accelerated method based on the multiple-option award approach.

Deferred income taxes
Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method, based on the estimated future tax effect differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are included in respect of deferred tax assets when it is more likely than not that such assets will not be realized. See Note 8d.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing deferred taxes, as it is the Company's policy to hold these investments, and not to realize them.

Shipping and handling fees and costs	Shipping and handling fees and costs Shipping and handling costs related to revenues are classified as a component of cost of revenues.
Fair Value Measurement
Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. Accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. For further disclosure, see Note 9d.

Fair Value Option
Fair Value Option

Topic 815 provides entities with an option to report certain financial assets and liabilities at fair value , with subsequent changes in fair value reported in earnings. The election can be applied on an instrument-by-instrument basis. The company elected the fair value option to its Series B convertible notes. See also note 4b.

Reclassification	Reclassification Certain comparative figures have been reclassified to conform to the current year presentation.